Deferred Income (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Deferred Revenue Arrangement [Line Items]
Deferred revenue arising from Shopper's Card Program (Note 2(l)) and others	$ 3,713	22,477	14,327
Deferred rebate income	2,873	17,391	18,365
Deferred income		39,868	32,692